Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard
Bond Index Funds and Shareholders of
Vanguard Total Bond Market II Index
Fund
Vanguard Ultra-Short Bond ETF
Vanguard Intermediate-Term Bond
Index Fund
Vanguard Long-Term Bond Index Fund
and
Vanguard Short-Term Bond Index
Fund

In planning and performing our audits
of the financial statements of Vanguard
Total Bond Market II Index Fund,
Vanguard Ultra-Short Bond ETF,
Vanguard Intermediate-Term Bond
Index Fund, Vanguard Long-Term
Bond Index Fund and Vanguard Short-
term Bond Index Fund (five of the
funds constituting Vanguard Bond
Index Funds, hereafter collectively
referred to as the "Funds") as of and
for the year ended December 31, 2023,
in accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds' internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an
opinion on the effectiveness of the
Funds' internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Funds' internal
control over financial reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.




This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Bond Index
Funds and the Securities and
Exchange Commission and is not
intended to be and should not be used
by anyone other than these specified
parties.



/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024